Income taxes (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income taxes [Abstract]
Effective income tax rate	32.80%	9.40%
Statutory income tax rate	25.00%
Difference between statutory rate and effective rate resulting from unrecognized tax benefit	$ 22,800,000
Liability for unrecognized tax benefit
Balance as of December 31, 2012	8,842,239
Additions for tax position of current year	7,278,752
Movement in current year due to expiration of limitations period	(8,842,239)
Balance as of June 30, 2013	$ 7,278,752